Leases (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Fiscal 2020	$ 1,378	$ 1,848
Fiscal 2021	1,686	1,686
Fiscal 2022	1,159	1,159
Fiscal 2023	898	898
Fiscal 2024	434	434
Thereafter	$ 108	$ 108
Future Minimum Lease Payments [Member]
Fiscal 2020			$ 1,990
Fiscal 2021			1,597
Fiscal 2022			1,485
Fiscal 2023			1,007
Fiscal 2024			779
Thereafter			427
Total			$ 7,285